Deposits - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 262,802	$ 291,632
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	236,322	258,460
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	162,529
Canada | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	140,002	158,475
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	76,350
United States | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	72,399	72,186
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	23,923
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 23,921	$ 27,799